Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Finite-Lived Intangible Assets Useful Lives
The following table shows the respective useful lives for intangible assets:

Category	Estimated useful life
Brands	20 years
Intellectual property	3 - 10 years
Developed technology	6 - 15 years
Customer relationships	8 - 18 years
Other	2 - 10 years

Finite-Lived Other Intangible Assets
As of December 31, 2021 intangible assets consist mainly of brands, intellectual property, developed technology and customer relationships obtained from the acquisitions of HMI (2016) and Cymer (2013):

€, in millions	Brands	Intellectual property	Developed technology	Customer relationships	Other	Total
Cost
Balance at January 1, 2020	38.9	142.4	1,200.1	228.6	110.5	1,720.5
Acquisitions through business combinations	—	—	30.0	—	2.3	32.3
Additions	—	2.5	—	—	33.4	35.9
Disposals	—	—	—	—	(0.2)	(0.2)
Effect of changes in exchange rates	—	(0.1)	—	—	(0.1)	(0.2)
Balance at December 31, 2020	38.9	144.8	1,230.1	228.6	145.9	1,788.3
Additions	—	—	—	—	45.6	45.6
Divestment	—	—	(9.9)	—	(0.8)	(10.7)
Disposals	—	—	—	—	(0.5)	(0.5)
Effect of changes in exchange rates	—	—	—	—	(0.2)	(0.2)
Balance at December 31, 2021	38.9	144.8	1,220.2	228.6	190.0	1,822.5

Accumulated amortization
Balance at January 1, 2020	9.2	70.6	428.6	83.2	24.5	616.1
Amortization	1.9	8.2	82.1	12.7	18.6	123.5
Disposals	—	—	—	—	(0.2)	(0.2)
Effect of changes in exchange rates	—	—	—	—	—	—
Balance at December 31, 2020	11.1	78.8	510.7	95.9	42.9	739.4
Amortization	1.9	8.4	84.2	12.7	25.8	133.0
Divestment	—	—	(0.9)	—	(0.4)	(1.3)
Disposals	—	—	—	—	(0.4)	(0.4)
Effect of changes in exchange rates	—	—	—	—	(0.3)	(0.3)
Balance at December 31, 2021	13.0	87.2	594.0	108.6	67.6	870.4

Carrying amount
December 31, 2020	27.8	66.0	719.4	132.7	103.0	1,048.9
December 31, 2021	25.9	57.6	626.2	120.0	122.4	952.1

Finite-Lived Intangible Assets Amortization Expense
The Consolidated Statements of Operations include the following amortization charges:

Year ended December 31 (€, in millions)	2019	2020	2021
Cost of Sales	97.4	101.8	107.8
R&D Costs	7.5	12.0	14.5
SG&A	10.5	9.7	10.7
Total Amortization	115.4	123.5	133.0

Future Amortization Expenses
As of December 31, 2021, the estimated amortization expenses for intangible assets for the next 5 years and thereafter:

€, in millions	Amount
2022	135.2
2023	130.4
2024	121.0
2025	115.6
2026	109.0
Thereafter	340.9
Total	952.1